Risk Information - New lending capacity liquidity risk(Details) - Liquidity risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR under Swedish FSA rules	505.00%	383.00%
LCR under EU Commission's delegated act	169.00%	215.00%
NSFR (as a percent)	140.00%	132.00%
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR under Swedish FSA rules	3064.00%	2603.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR under Swedish FSA rules	557.00%	313.00%